Fair Value Measurements - Narrative (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 279,545,074	$ 250,951,897
Investment, Identifier [Axis]: Vanguard Institutional Index Fund Institutional
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	33,031,544	28,973,386
Investment, Identifier [Axis]: Vanguard PRIMECAP Fund Admiral
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 32,067,409	$ 29,237,039